General information	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General information
General information
Background
On June 28, 2012, Seadrill Limited ("Seadrill") formed Seadrill Partners LLC (the "Company" or "we) under the laws of the Republic of the Marshall Islands.
On October 24, 2012, we completed initial public offerings ("IPO") and listed our common units on the New York Stock Exchange under the symbol “SDLP”. In connection with the IPO we acquired (i) a 30% limited partner interest in Seadrill Operating LP, as well as the non-economic general partner interest in Seadrill Operating LP through our 100% ownership of its general partner, Seadrill Operating GP LLC, and (ii) a 51% limited liability company interest in Seadrill Capricorn Holdings LLC. Seadrill Operating LP owned: (i) a 100% interest in the entities that own the West Aquarius and the West Vencedor and (ii) an approximate 56% interest in the entity that owns and operates the West Capella. Seadrill Capricorn Holdings LLC owned 100% of the entities that own and operate the West Capricorn. In addition, in connection with the IPO we issued to Seadrill Member LLC, a wholly owned subsidiary of Seadrill, the Seadrill Member interest, which is a non-economic limited liability company interest in the Company, and all of the Company's incentive distribution rights, which entitle the Seadrill Member to increasing percentages of the cash the Company can distribute in excess of $0.4456 per unit, per quarter.
Subsequent to the IPO (i) our wholly-owned subsidiary Seadrill Partners Operating LLC acquired from Seadrill two entities that own the T-15 and T-16, (ii) Seadrill Capricorn Holdings LLC acquired from Seadrill two entities that own the West Auriga and West Vela, (iii) Seadrill Operating LP acquired from Seadrill the entity that owns the West Polaris, and (iv) we acquired from Seadrill an additional 28% limited partner interest in Seadrill Operating LP.
Seadrill Operating LP, Seadrill Capricorn Holdings LLC and Seadrill Partners Operating LLC are collectively referred to as "OPCO".
Seadrill owns the remaining interests in OPCO. As of December 31, 2017 and 2016, Seadrill owned 34.9% of the Company's common units and all of its subordinated units (which together represent 46.6% of the outstanding limited liability company interests) as well as Seadrill Member LLC, which owns a non-economic interest in the Company and all of its incentive distribution rights.
As of January 2, 2014, the date of the Company's first annual general meeting, Seadrill ceased to control the Company as defined under GAAP and, therefore, Seadrill Partners and Seadrill are no longer deemed to be entities under common control.
On June 19, 2015, Seadrill Operating LP completed the acquisition of Seadrill Polaris Ltd ("Seadrill Polaris"), the entity that owns and operates the drillship the West Polaris from Seadrill. The purchase was accounted for as a business combination. Refer to Note 3 "Business acquisitions" for more information.
Basis of presentation
The financial statements are presented in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The amounts are presented in United States dollar (US dollar) rounded to the nearest hundred thousand, unless otherwise stated.
Going concern
The financial statements have been prepared on a going concern basis and contemplate the realization of assets and the satisfaction of liabilities in the normal course of business. Therefore, financial information in this report does not reflect the adjustments to the carrying values of assets and liabilities and the reported expenses and balance sheet classifications that would be necessary if we were unable to realize our assets and settle our liabilities as a going concern in the normal course of operations. Such adjustments could be material.
Our financial projections indicate that the cash flows we will generate from our current contract backlog, together with our available cash and other resources will allow us to meet our obligations as they fall due for at least the next twelve months after the date that the financial statements are issued. This includes servicing our debt, maintaining working capital, paying for capital expenditure for drilling unit upgrades and major maintenance, making distributions and meeting other obligations as they fall due.
Whilst we have taken steps to insulate the Company from events of default related to Seadrill's Chapter 11 proceedings, we remain operationally dependent on Seadrill on account of the management, administrative and technical support services provided by Seadrill to Seadrill Partners. In the event Seadrill is unable to provide these services, as a result of its restructuring or otherwise, Seadrill Partners has the right to terminate these agreements and would seek to build these capabilities internally or determine a suitable third party contractor to replace Seadrill. This may have an adverse effect on operations and may negatively impact our cash flows and liquidity.
Until Seadrill emerges from Chapter 11, uncertainty remains and the condition gives rise to substantial doubt over our ability to continue as a going concern. To the extent Seadrill emerges from Chapter 11,we expect this substantial doubt to be mitigated.
Out of period adjustments
The financial statements for the year ended December 31, 2017 include a pre-tax gain of $20.9 million for out of period adjustments relating to 2016. These adjustments relate to the valuation of contingent consideration recognized on acquisition of the West Polaris from Seadrill.
The financial statements for the year ended December 31, 2016 include a pre-tax gain of $24.1 million for out-of-period adjustments relating to 2014 and 2015. These adjustments relate to the valuation of our interest rate swap portfolio.
Refer to Note 14 – "Risk management and financial instruments" for further information.
Management evaluated the impact of these out-of-period adjustments in 2017 and 2016 and concluded that they were not material to the financial statements for the year ended December 31, 2017, December 31, 2016 or to any previously reported quarterly or annual financial statements.
Basis of consolidation
The financial statements include the results and financial position of all companies in which we directly or indirectly hold more than 50% of the voting control. We eliminate all intercompany balances and transactions.
We control Seadrill Operating LP and its majority owned subsidiaries because of our 100% ownership of its non-economic general partner Seadrill Operating GLP LLC and through our 58% limited partner economic interest. We control Seadrill Capricorn Holdings LLC and its majority owned subsidiaries through our 51% limited partner interest.
We separately present within equity on our consolidated balance sheets the ownership interests attributable to parties with noncontrolling interests in our consolidated subsidiaries, and we separately present net income attributable to such parties in our consolidated statements of operations.
Business combinations
We apply the acquisition method of accounting for business combinations. The acquisition method requires the total of the purchase price of acquired businesses and any non-controlling interest recognized to be allocated to the identifiable tangible and intangible assets and liabilities acquired at fair value, with any residual amount being recorded as goodwill as of the acquisition date. Costs associated with the acquisition are expensed as incurred. See Note 3 – "Business acquisitions" for further discussion on business acquisitions.